Share capital (Tables)	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended						For the six months ended
$ millions, except number of shares		2022 Apr. 30		2022 Jan. 31		2021 Apr. 30		2022 Apr. 30		2021 Apr. 30
	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount
Balance at beginning of period	901,922,630	$ 14,457	901,655,952	$14,351	895,699,210	$13,991	901,655,952	$14,351	894,170,658	$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	230,540	12	1,076,678	59	1,286,962	66	1,307,218	71	1,876,214	95
Shareholder investment plan	514,216	37	453,030	36	519,862	33	967,246	73	1,108,190	65
Employee share purchase plan	515,390	41	532,740	40	618,274	37	1,048,130	81	1,310,426	75
	903,182,776	$14,547	903,718,400	$14,486	898,124,308	$14,127	904,978,546	$14,576	898,465,488	$14,143
Purchase of common shares for cancellation	–	–	(1,800,000)	(29)	–	–	(1,800,000)	(29)	–	–
Treasury shares	(27,844)	(2)	4,230	–	61,944	3	(23,614)	(2)	(279,236)	(13)
Balance at end of period	903,154,932	$14,545	901,922,630	$14,457	898,186,252	$14,130	903,154,932	$14,545	898,186,252	$14,130
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2022 Apr. 30	2021 Oct. 31

Common Equity Tier 1 (CET1) capital (1)		$35,117	$33,751
Tier 1 capital (1)	A	39,460	38,344
Total capital (1)		45,725	44,202
Total risk-weighted assets (RWA)	B	299,535	272,814
CET1 ratio		11.7%	12.4%
Tier 1 capital ratio		13.2%	14.1%
Total capital ratio		15.3%	16.2%
Leverage ratio exposure (2)	C	$930,953	$823,343
Leverage ratio	A/C	4.2%	4.7%
TLAC available	D	$92,170	$76,701
TLAC ratio	D/B	30.8%	28.1%
TLAC leverage ratio	D/C	9.9%	9.3%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until the end of fiscal 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure.